Benefit Plans - Components of Net Periodic Benefit Cost (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Benefit Plans
Unamortized net loss	$ 2,009	$ 1,388
Unamortized prior service	(581)	(670)
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	$ 1,428	$ 718